Commitments and Contingencies (Details) - Schedule of Maturities of Lease Liabilities	Dec. 31, 2022 USD ($)
Commitments and Contingencies (Details) - Schedule of Maturities of Lease Liabilities [Line Items]
2023	$ 483,186
2024	527,983
2025	214,776
Total lease payments	1,225,945
Less: imputed interest	(34,616)
Total lease obligations	$ 1,191,329